Pilot plant (Details Narrative) - 9 months ended Mar. 31, 2022	CAD ($)	USD ($)
Pilot Plant
Useful life measure as period o time, pilot plant (Year)	2 years
Pilot plant, estimated salvage value	$ 640,000	$ 500,000